SUBSEQUENT EVENTS (Details Narrative) ¥ in Thousands	Jul. 28, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Total consideration	¥ 95,761
Fair value of equity interest	(34,197)
Book value of outstanding payable owed	¥ 129,958
Equity interest	51.00%